Related Party Transactions (Details Textual) - USD ($)	1 Months Ended				12 Months Ended
	Apr. 16, 2015	Mar. 31, 2014	Nov. 30, 2013	Jun. 30, 2013	Jun. 30, 2016	Aug. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Common Stock, Shares, Issued					3,741,944		1,188,307
Debt Instrument, Face Amount						$ 5,200,000
Ampio [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued	396,816
Ampio [Member] | Second Installment [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Property Subject to or Available for Operating Lease, Net, Total		$ 615,000
Ampio [Member] | Second Installment [Member] | After Amendment [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Operating Lease Monthly Rental Payment				$ 6,000
Ampio [Member] | First Installment [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Prepaid Expenses Amortization Period		60 months 15 days
Lease Agreements Maturity Period					March 2019
Ampio [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Cash Advances For Short Term Loans			$ 500,000
Long-term Line of Credit		$ 3,000,000	$ 3,000,000
Debt Instrument, Term		1 year	1 year
Ampio [Member] | Ampio Loan Agreement [Member] | Vyrix Pharmaceuticals Inc [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 4,000,000							$ 1,600,000
Ampio [Member] | Ampio Loan Agreement [Member] | Vyrix Pharmaceuticals Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.11%
Ampio [Member] | Ampio Loan Agreement [Member] | Vyrix Pharmaceuticals Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.32%
Ampio [Member] | Ampio Loan Agreement [Member] | Luoxis Diagnostics [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	8,000,000							$ 3,000,000
Ampio [Member] | Ampio Loan Agreement [Member] | Luoxis Diagnostics [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.11%
Ampio [Member] | Ampio Loan Agreement [Member] | Luoxis Diagnostics [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.32%
Ampio [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	10,000,000
Ampio [Member] | Promissory Note [Member] | Vyrix Pharmaceuticals Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness	4,000,000
Ampio [Member] | Promissory Note [Member] | Luoxis Diagnostics [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 8,000,000